Finance Expenses - Summary of Finance Expenses and Interest Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest costs [abstract]
Trade and other payables	₩ 162,569	₩ 191,918	₩ 200,440
Short-term borrowings	329,111	395,773	376,066
Long-term borrowings	451,529	465,352	407,915
Debt securities	3,541,732	3,857,917	3,634,680
Other financial liabilities	704,342	668,115	614,332
Interest expense (before capitalizing borrowing costs)	5,189,283	5,579,075	5,233,433
Less: Capitalized borrowing costs	(849,723)	(913,980)	(781,774)
Interest expense	4,339,560	4,665,095	4,451,659
Losses on disposal of financial assets	3,525	434	1
Losses on valuation of financial assets at fair value through profit or loss	24,983	14,247	24,015
Losses on valuation of derivatives	232,628	127,822	148,412
Losses on transaction of derivatives	288,182	59,462	178,959
Losses on foreign currency translation	78,206	2,557,597	491,782
Losses on foreign currency transactions	50,325	90,485	49,677
Others	21,342	20,086	2,513
Total Finance Expense	₩ 5,038,751	₩ 7,535,228	₩ 5,347,018